Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of components of lease expenses

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Lease cost
Operating lease cost	451,723	722,947	839,188
Short Term lease cost	111,488	161,382	299,482
Total lease cost	563,211	884,329	1,138,670

Schedule of supplemental cash flows information related to leases

	Year ended December 31,
	2023	2024
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	703,282	849,772
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	1,006,598	437,408

Schedule of supplemental balance sheet information related to leases

	As of December 31,
	2023	2024
	RMB	RMB
Operating Leases
Operating lease right-of-use assets, net	2,443,545	2,142,879
Total operating lease assets	2,443,545	2,142,879
Operating lease liabilities, current	665,481	670,678
Operating lease liabilities, non-current	1,807,159	1,491,486
Total operating lease liabilities	2,472,640	2,162,164

Schedule of lease term and discount rate of operating leases

	As of December 31,
	2023	2024
Weighted-average remaining lease term
Operating leases	4.9 years	4.5 years
Weighted-average discount rate
Operating leases	3.7%	3.6%

Schedule of maturities of lease liabilities

	As of December 31,
	2023	2024
	RMB	RMB
Within one year	729,220	751,953
Within a period of more than one year but not more than two years	550,722	515,323
Within a period of more than two years but not more than three years	417,893	311,367
Within a period of more than three years but not more than four years	295,985	229,563
Within a period of more than four years but not more than five years	228,292	153,819
More than five years	574,924	423,949
Total lease commitment	2,797,036	2,385,974
Less: Imputed interest	(324,396)	(223,810)
Total operating lease liabilities	2,472,640	2,162,164
Less: Current operating lease liabilities	(665,481)	(670,678)
Long-term operating lease liabilities	1,807,159	1,491,486